Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 28, 2011
MFS International Diversification Fund (Prospectus Summary): | MFS International Diversification Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS International Diversification Fund
Supplement Text	ck0000783740_SupplementTextBlock

 SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS International Diversification Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIDX
MFS International Diversification Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDITX
MFS International Diversification Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIEX
MFS International Diversification Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIMX
MFS International Diversification Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDINX
MFS International Diversification Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIFX
MFS International Diversification Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIGX
MFS International Diversification Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIJX
MFS International Diversification Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIOX
MFS International Diversification Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIKX
MFS International Diversification Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIHX